SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 92.1%
INDIA -- 92.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Applications Software -- 8.9%
---------------------------------------------------------------
HCL Technologies Ltd.                     104,000   $   591,605
One of the largest Indian IT services
companies offering an entire range of IT
services including technology
development, software product
engineering, networking and application
development services.
Satyam Computer Services Ltd.             126,700       620,888
A SEI-CMM Level 5 company, it is one of
the fastest growing software services
companies in India, with expertise in
key vertical segments such as insurance,
banking, & telecom.
---------------------------------------------------------------
                                                    $ 1,212,493
---------------------------------------------------------------
Auto and Parts -- 6.4%
---------------------------------------------------------------
Hero Honda Motors Ltd.                    166,801   $   867,213
A JV between Hero group and Honda
Motors, Japan, and is the market leader
in motorcycles with 47% market share and
is the pioneer in fuel efficient bikes
in India.
IFB Industries Ltd.(1)                         50             2
Maker of automotive parts.
---------------------------------------------------------------
                                                    $   867,215
---------------------------------------------------------------
Banking and Finance -- 9.3%
---------------------------------------------------------------
Corporation Bank                          146,000   $   414,353
One of the most efficient public sector
banks in India & a leader in cash
management services. It has recently
entered a strategic alliance with Life
Insurance Corporation, one of the
largest financial institutions of India.
HDFC Bank Ltd.                            111,000       517,248
One of the fastest growing private
sector banks in India.
Housing Development Finance Corp. Ltd.     25,000       343,763
Market leader with a strong brand name
in the Indian mortgage finance market
with a network of 84 branches, providing
housing finance predominantly to
individuals. It has entered non-mortgage
business of insurance, asset management
and IT-enabled services.
---------------------------------------------------------------
                                                    $ 1,275,364
---------------------------------------------------------------
Banks and Money Services -- 0.0%
---------------------------------------------------------------
State Bank of India(2)                        100   $       379
The largest public sector commercial
bank in India, with over 8,000 branches.
Engaged in retail banking and a range of
non-fund based activities.
---------------------------------------------------------------
                                                    $       379
---------------------------------------------------------------
Beverages -- 6.3%
---------------------------------------------------------------
United Breweries Ltd.(2)                  250,950   $   857,144
India's dominant beer & spirits producer
& distributor.
---------------------------------------------------------------
                                                    $   857,144
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Cement -- 3.3%
---------------------------------------------------------------
Associated Cement Cos. Ltd.               141,500   $   445,452
One of the largest cement producers in
India, with an installed capacity
aggregating 15mn tons.
---------------------------------------------------------------
                                                    $   445,452
---------------------------------------------------------------
Chemicals -- 4.6%
---------------------------------------------------------------
Reliance Industries Ltd.                  100,000   $   632,829
Integrated petrochemical company with
world class capacities and major
presence in polyesters and polymers.
---------------------------------------------------------------
                                                    $   632,829
---------------------------------------------------------------
Computer Software -- 3.1%
---------------------------------------------------------------
Infosys Technologies Ltd.                   5,050   $   426,621
India's dominant software services
provider.
Onward Technologies Ltd.(1)                 1,250         1,191
Software unit of Novell India.
---------------------------------------------------------------
                                                    $   427,812
---------------------------------------------------------------
Conglomerates -- 3.4%
---------------------------------------------------------------
Century Textiles and Industries Ltd.      585,276   $   456,981
Engaged in the manufacture of cotton
textiles, cement, tyrecords, and paper &
pulp, with cement contributes almost 40%
of net sales, textiles 19%, paper 16%,
and Rayon Tyre yarn 13%.
---------------------------------------------------------------
                                                    $   456,981
---------------------------------------------------------------
Diversified Industry -- 0.0%
---------------------------------------------------------------
Enkay Texofood Industries Ltd.(1)(2)          500   $         0
Has business interests in the
manufacturing of synthetic yarns and the
export of processed foods.
---------------------------------------------------------------
                                                    $         0
---------------------------------------------------------------
Drugs -- 15.2%
---------------------------------------------------------------
Dr. Reddy's Laboratories Ltd.              26,000   $   497,920
Emerging as a leading pharmaceutical
company in India, with one of the best
R&D pipelines.
Glaxosmithkline Pharmaceutical Ltd.        54,843       326,874
Created after the merger of Glaxo India
and Smithkline Beecham Pharma, has the
highest sales in the domestic
formulations market.
Ranbaxy Laboratories Ltd.                  45,500       651,409
India's largest pharmaceutical company
in terms of revenue and profit, and one
of India's leading pharmaceutical
companies in the US generic markets.
Sun Pharmaceutical Industries Ltd.         50,059       594,957
One of the smaller fastest growing
domestic pharmaceutical companies in
India.
---------------------------------------------------------------
                                                    $ 2,071,160
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Energy -- 4.1%
---------------------------------------------------------------
Reliance Petroleum Ltd.                   926,000   $   562,667
India's largest private sector company,
and first refinery to be set up in the
private sector in India. It is the
world's largest grassroot refinery.
---------------------------------------------------------------
                                                    $   562,667
---------------------------------------------------------------
Engineering -- 4.8%
---------------------------------------------------------------
Asea Brown Boveri Ltd.                     88,873   $   375,987
A leading provider of products and
solutions for transmission &
distribution and industrial automation.
Thermax Ltd.                              203,324       282,301
An engineering & environment company
engaged in the manufacture of waste heat
recovery boilers, water treatment, waste
water treatment systems and speciality
chemicals.
---------------------------------------------------------------
                                                    $   658,288
---------------------------------------------------------------
Health and Personal Care -- 0.1%
---------------------------------------------------------------
Wockhardt Life Sciences Ltd.(1)(2)          1,900   $     1,040
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
Wockhardt Ltd.                                800         8,033
The 5th largest pharmaceutical company
in India, with focus on research based
pharmaceutical business. Has several key
brands in anti-infective and pain killer
segments.
---------------------------------------------------------------
                                                    $     9,073
---------------------------------------------------------------
Household Products -- 8.6%
---------------------------------------------------------------
Hindustan Lever Ltd.                      254,000   $ 1,178,082
India's biggest company in consumer
production.
---------------------------------------------------------------
                                                    $ 1,178,082
---------------------------------------------------------------
Lodging and Gaming -- 0.0%
---------------------------------------------------------------
Hotel Leelaventure Ltd.                        50   $        15
A hotel in India.
---------------------------------------------------------------
                                                    $        15
---------------------------------------------------------------
Manufacturing -- 3.8%
---------------------------------------------------------------
Gujarat Natural Gas Co. Ltd.               48,000   $   519,469
Subsidiary of British Gas involved in
gas distribution in India.
---------------------------------------------------------------
                                                    $   519,469
---------------------------------------------------------------
Media -- 0.5%
---------------------------------------------------------------
UTV Software Communications Ltd.          137,200   $    71,132
A Pan-Asian media company, engaged in
providing television software for
terrestrial and satellite television
channels.
---------------------------------------------------------------
                                                    $    71,132
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Metals - Industrial -- 4.7%
---------------------------------------------------------------
Hindalco Industries Ltd. GDR(1)            50,000   $   637,500
India's second largest aluminum producer
and lowest cost producer in the world.
---------------------------------------------------------------
                                                    $   637,500
---------------------------------------------------------------
Property -- 0.0%
---------------------------------------------------------------
Gesco Corp. Ltd.(2)                            62   $        27
Engaged in real estate & property
development. Division of GE shipping.
---------------------------------------------------------------
                                                    $        27
---------------------------------------------------------------
Tobacco -- 5.0%
---------------------------------------------------------------
ITC Ltd.                                   48,600   $   682,133
A leader in the Indian cigarette market
with 67% market share. It has also
diversified in various other segments
such as hotels, agri-exports, and paper.
---------------------------------------------------------------
                                                    $   682,133
---------------------------------------------------------------
Transportation -- 0.0%
---------------------------------------------------------------
Great Eastern Shipping Co. Ltd.               630   $       311
The largest private sector shipping
company in India.
---------------------------------------------------------------
                                                    $       311
---------------------------------------------------------------
Total Common Stocks
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Total India
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $14,041,419)                    $12,565,526
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,084,509
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,650,035
---------------------------------------------------------------

 Company descriptions are unaudited.
 GDR - Global Depository Receipt
 (1)  Non-income producing security.
 (2) The above securities held by the Portfolio, on December 31, 2001 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities. At December 31, 2001, the aggregate value of these securities amounted to $858,590 representing 6.3% of the Portfolio's net assets. (Note 5)

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

TOP TEN HOLDINGS

                                                                  PERCENTAGE
COMPANY                                   INDUSTRY SECTOR         OF NET ASSETS  VALUE
-------------------------------------------------------------------------------------------
Hindustan Lever Ltd.                      Household Products              8.6%   $1,178,082
Hero Honda Motors Ltd.                    Auto and Parts                  6.4       867,213
United Breweries Ltd.                     Beverages                       6.3       857,144
ITC Ltd.                                  Tobacco                         5.0       682,133
Ranbaxy Laboratories Ltd.                 Drugs                           4.8       651,409
Hindalco Industries Ltd. GDR              Metals - Industrial             4.7       637,500
Reliance Industries Ltd.                  Chemicals                       4.6       632,829
Satyam Computer Services Ltd.             Applications Software           4.6       620,888
Sun Pharmaceutical Industries Ltd.        Drugs                           4.4       594,957
HCL Technologies Ltd.                     Applications Software           4.3       591,605

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS

                                          PERCENTAGE
COMPANY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Drugs                                            15.2%   $2,071,160
Banking and Finance                               9.3     1,275,364
Applications Software                             8.9     1,212,493
Household Products                                8.6     1,178,082
Auto and Parts                                    6.4       867,215
Beverages                                         6.3       857,144
Tobacco                                           5.0       682,133
Engineering                                       4.8       658,288
Metals - Industrial                               4.7       637,500
Chemicals                                         4.6       632,829

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,041,419)         $12,565,526
Cash                                          715,649
Foreign currency, at value
   (identified cost, $404,386)                400,700
Interest and dividends receivable               2,648
Prepaid expenses                                   80
-----------------------------------------------------
TOTAL ASSETS                              $13,684,603
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $        28
Accrued expenses                               34,540
-----------------------------------------------------
TOTAL LIABILITIES                         $    34,568
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,650,035
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,129,959
Net unrealized depreciation (computed on
   the basis of identified cost)           (1,479,924)
-----------------------------------------------------
TOTAL                                     $13,650,035
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $957)    $   243,471
Interest                                        1,811
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   245,282
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   128,227
Administration fee                             42,649
Trustees' fees and expenses                     4,934
Custodian fee                                 170,726
Legal and accounting services                  76,977
Miscellaneous                                   4,995
-----------------------------------------------------
TOTAL EXPENSES                            $   428,508
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     9,509
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $     9,509
-----------------------------------------------------

NET EXPENSES                              $   418,999
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (173,717)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
      (net of foreign taxes, $481,698)    $(4,020,248)
   Foreign currency transactions              (32,692)
-----------------------------------------------------
NET REALIZED LOSS                         $(4,052,940)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,229,821)
   Foreign currency                            (2,251)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,232,072)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,285,012)
-----------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(5,458,729)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (173,717) $        (363,782)
   Net realized gain (loss)                      (4,052,940)         6,609,227
   Net change in unrealized appreciation
      (depreciation)                             (1,232,072)       (22,321,270)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (5,458,729) $     (16,075,825)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $       1,603,085  $      11,562,415
   Withdrawals                                   (5,730,327)       (20,528,752)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      (4,127,242) $      (8,966,337)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (9,585,971) $     (25,042,162)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      23,236,006  $      48,278,168
------------------------------------------------------------------------------
AT END OF YEAR                            $      13,650,035  $      23,236,006
------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                          YEAR ENDED
INCREASE (DECREASE) IN CASH               DECEMBER 31, 2001
------------------------------------------------------------
Cash Flows From (For) Operating
   Activities --
   Purchase of investments                $     (23,120,570)
   Proceeds from sale of investments             29,144,631
   Dividends and interest received                  250,520
   Operating expenses paid                         (508,199)
   Foreign taxes paid                              (481,698)
   Foreign currency transactions                   (341,793)
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       4,942,891
------------------------------------------------------------
Cash Flows From (For) Financing
   Activities --
   Proceeds from capital contributions    $       1,603,085
   Payments for capital withdrawals              (5,730,327)
   Demand notes payable                            (100,000)
------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES    $      (4,227,242)
------------------------------------------------------------

NET INCREASE IN CASH                      $         715,649
------------------------------------------------------------

CASH AT BEGINNING OF YEAR                 $              --
------------------------------------------------------------

CASH AT END OF YEAR                       $         715,649
------------------------------------------------------------

Reconciliation of Net Decrease in Net Assets
From Operations to Net Cash From
Operating Activities
------------------------------------------------------------
Net decrease in net assets from
   operations                             $      (5,458,729)
Decrease in receivable for investments
   sold                                           4,538,908
Increase in foreign currency                       (306,850)
Decrease in dividends and other
   receivable                                         5,238
Decrease in prepaid expenses                            152
Decrease in payable for investments
   purchased                                       (829,714)
Decrease in payable to affiliate                       (805)
Decrease in accrued expenses and other
   liabilities                                      (88,547)
Net decrease in investments                       7,083,238
------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES        $       4,942,891
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Expenses                          2.52%       1.82%       2.09%       1.97%       1.61%
   Expenses after custodian
      fee reduction                  2.46%       1.75%       2.07%       1.87%       1.58%
   Net investment loss              (1.02)%     (1.04)%     (0.94)%     (0.16)%     (0.20)%
Portfolio Turnover                    141%        133%         80%         60%         48%
------------------------------------------------------------------------------------------
TOTAL RETURN                       (25.70)%        --          --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $13,650     $23,236     $48,278     $52,734     $84,175
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   South Asia Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on January 18, 1994, seeks to achieve long-term capital appreciation by investing primarily in equity securities of companies in India and surrounding countries of the Indian sub-continent. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the year ended December 31, 2001, the Portfolio paid $481,698 pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period for such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of December 31, 2001, the Portfolio had no reserve related to capital gains.

 C Financial Futures Contracts -- Upon entering into a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 H Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the adviser fee was 0.75% of average daily net assets and amounted to $128,227. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the administration fee was 0.25% of average net assets and amounted to $42,649. Except as to Trustees of the Portfolio who are not members of the Adviser's or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2001, purchases and sales of investments, other than short-term obligations, aggregated $22,290,856 and $24,605,723 respectively.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $14,059,131
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,715,774
    Gross unrealized depreciation              (3,209,379)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,493,605)
    -----------------------------------------------------

   The depreciation on currency is $4,031.

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation,

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

SOUTH ASIA PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SOUTH ASIA PORTFOLIO
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the supplementary data for each of the years in the five-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 2001, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 01, 2002

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Greater India Fund (the Fund) and South Asia Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)        Trustee           Trustee               President and Chief                165
Age 42                                            Since                 Executive Officer of
The Eaton Vance Building                          1998                  National Financial
255 State Street                                                        Partners (financial
Boston, MA 02109                                                        services company)
                                                                        (since April 1999).
                                                                        Formerly President and
                                                                        Chief Operating Officer
                                                                        of John A. Levin & Co.
                                                                        (registered investment
                                                                        advisor) (July 1997 to
                                                                        April 1999). Formerly,
                                                                        Executive Vice
                                                                        President of Smith
                                                                        Barney Mutual Funds
                                                                        (July 1994 to June
                                                                        1997).
James B. Hawkes(2)              President and     President of the      Chairman, President and            170
Age 60                          Trustee           Trust Since 1994 and  Chief Executive Officer
The Eaton Vance Building                          Trustee Since 1989    of BMR, EVM and their
255 State Street                                  Vice President and    corporate parent and
Boston, MA 02109                                  Trustee of the        trustee (EVC and EV);
                                                  Portfolio Since 1994  Vice President of EVD.
                                                                        President or officer of
                                                                        170 funds managed by
                                                                        Eaton Vance or its
                                                                        affiliates.
-----------------------------------------------------------------------------------------------------------------------


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109

James B. Hawkes(2)              Director of EVC, EV
Age 60                                and EVD.
The Eaton Vance Building
255 State Street
Boston, MA 02109

------------------------------

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, Eaton Vance, and EVC, which are affiliates of the Fund and Eaton Vance.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

                                  POSITION(S)                                                    NUMBER OF PORTFOLIOS
                                    WITH THE            TERM OF                                    IN FUND COMPLEX
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS        TRUSTEE(4)
---------------------------------------------------------------------------------------------------------------------
Donald R. Dwight                Trustee           Trustee of Trust      President of Dwight              170
Age 70                                            Since 1989 and        Partners, Inc.
The Eaton Vance Building                          Portfolio Since 1996  (corporate relations
255 State Street                                                        and communications
Boston, MA 02109                                                        company).
Samuel L. Hayes, III            Trustee           Trustee of Trust      Jacob H. Schiff                  170
Age 67                                            Since 1989 and        Professor of Investment
The Eaton Vance Building                          Portfolio Since 1994  Banking Emeritus,
255 State Street                                                        Harvard University
Boston, MA 02109                                                        Graduate School of
                                                                        Business
                                                                        Administration.


        NAME, ADDRESS              OTHER TRUSTEE
           AND AGE                 POSITIONS HELD
------------------------------
Donald R. Dwight                Trustee/Director of
Age 70                          the Royce Funds
The Eaton Vance Building        (consisting of 17
255 State Street                portfolios).
Boston, MA 02109
Samuel L. Hayes, III            Director of Tiffany
Age 67                          & Co. Director of
The Eaton Vance Building        Telect, Inc.
255 State Street
Boston, MA 02109

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

DISINTERESTED DIRECTORS(S) (CONTINUED)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS              TRUST AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer                Trustee of the    Trustee of Trust      Chairman and Chief                 170
Age 66                          Trust             Since 1989 and        Operating Officer,
The Eaton Vance Building                          Portfolio             Hellman, Jordan
255 State Street                                  Since 1996            Management Co., Inc.
Boston, MA 02109                                                        (an investment
                                                                        management company) and
                                                                        President, Unicorn
                                                                        Corporation (investment
                                                                        and financial advisory
                                                                        services company)
                                                                        (since September 2000).
                                                                        Formerly, Chairman of
                                                                        the Board, United Asset
                                                                        Management Corporation
                                                                        (a holding company
                                                                        owning institutional
                                                                        investment management
                                                                        firms) and Chairman,
                                                                        President and Director,
                                                                        UAM Funds (mutual
                                                                        funds).
Hon. Edward K.Y. Chen(1)        Trustee of the    Trustee Since         President of Lingnan                 5
Age 57                          Portfolio         1984                  College in Hong Kong.
The Eaton Vance Building                                                Director of First
255 State Street                                                        Pacific Company and
Boston, MA 02109                                                        Asia Satellite
                                                                        Telecommunications
                                                                        Holdings Ltd. and a
                                                                        Board Member of the
                                                                        Mass Transit Railway
                                                                        Corporation. Member of
                                                                        the Executive Council
                                                                        of the Hong Kong
                                                                        Government from
                                                                        1992-1997.
                                                                        Address: President's
                                                                        Office, Lingnan
                                                                        College, Tuen Mun, Hong
                                                                        Kong.
Hon. Robert Lloyd George(1)     Trustee and       Trustee Since         Chairman and Chief                   5
Age 50                          President of the  1994                  Executive Officer of
The Eaton Vance Building        Portfolio                               Lloyd George Management
255 State Street                                                        (B.V.L.) Limited and of
Boston, MA 02109                                                        Lloyd George Management
                                                                        (Hong Kong) Limited and
                                                                        Lloyd George Investment
                                                                        (Bermuda) Limited.
                                                                        Address: 3808 One
                                                                        Exchange Square,
                                                                        Central Hong Kong.
Lynn A. Stout(2)                Trustee of the    Trustee Since         Professor of Law,                  165
Age 44                          Trust             1998                  University of
The Eaton Vance Building                                                California at Los
255 State Street                                                        Angeles School of Law
Boston, MA 02109                                                        (since July 2001).
                                                                        Formerly, Professor of
                                                                        Law, Georgetown
                                                                        University Law Center
                                                                        (prior to July 2001).
Jack L. Treynor(2)              Trustee of the    Trustee Since         Investment Adviser and             167
Age 72                          Trust             1989                  Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109
-----------------------------------------------------------------------------------------------------------------------


        NAME, ADDRESS              OTHER TRUSTEE
           AND AGE                 POSITIONS HELD
------------------------------
Norton H. Reamer
Age 66
The Eaton Vance Building
255 State Street
Boston, MA 02109

Hon. Edward K.Y. Chen(1)
Age 57
The Eaton Vance Building
255 State Street
Boston, MA 02109

Hon. Robert Lloyd George(1)
Age 50
The Eaton Vance Building
255 State Street
Boston, MA 02109

Lynn A. Stout(2)
Age 44
The Eaton Vance Building
255 State Street
Boston, MA 02109

Jack L. Treynor(2)
Age 72
The Eaton Vance Building
255 State Street
Boston, MA 02109
------------------------------

EATON VANCE GREATER INDIA FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                  POSITION(S)
                                    WITH THE           TERM OF
        NAME, ADDRESS              TRUST AND         OFFICE AND          PRINCIPAL OCCUPATION(S)
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE       DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------
Duke Laflamme(2)                 Vice President   Vice President      Vice President of EVM and BMR
Age 32                           of Trust         Since               since November 2001. Officer
The Eaton Vance Building                          2001                of 9 investment companies
255 State Street                                                      managed by EVM or BMR. Prior
Boston, MA 02109                                                      to November 2001, Mr. Laflamme
                                                                      was an Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and BMR.
                                                                      Prior to January 1998, he was
                                                                      an assistant Portfolio Manager
                                                                      at Norwest Investment Manager.
Zaheer Sitabkhan(1)              Vice President   Vice President      Director of Lloyd George
Age 36                           of Portfolio     Since               Investment (Bermuda) Limited.
The Eaton Vance Building                          1999                Address: 3808 One Exchange
255 State Street                                                      Square, Central, Hong Kong.
Boston, MA 02109
William Walter Raleigh Kerr(1)   Vice President   Vice President      Director, Finance Director and
Age 49                           of Trust and     Since               Chief Operating Officer of
The Eaton Vance Building         Portfolio        1994                Lloyd George Management (Hong
255 State Street                                                      Kong) Limited and Lloyd George
Boston, MA 02109                                                      Investment (Bermuda) Limited.
                                                                      Director of Lloyd George
                                                                      Management (B.V.L.) Limited.
                                                                      Address: 3808 One Exchange
                                                                      Square, Central, Hong Kong.
Edward E. Smiley, Jr.(2)         Vice President   Vice President      Vice President of EVM and BMR,
Age 57                           of Trust         Since               Officer of 34 investment
The Eaton Vance Building                          1997                companies managed by EVM or
255 State Street                                                      BMR.
Boston, MA 02109
Alan R. Dynner                   Secretary        Secretary Since     Vice President, Secretary and
Age 61                                            1997                Chief Legal Officer of BMR,
The Eaton Vance Building                                              EVM and EVC; Vice President,
255 State Street                                                      Secretary and Clerk of EVD.
Boston, MA 02109                                                      Secretary of 170 funds managed
                                                                      by EVM and its affiliates.
James L. O'Connor                Treasurer        Treasurer of        Vice President of BMR and EVM;
Age 56                                            Trust Since 1989    Vice President of EVD.
The Eaton Vance Building                          and Portfolio       Treasurer of 170 funds managed
255 State Street                                  Since 1996          by EVM and its affiliates.
Boston, MA 02109
----------------------------------------------------------------------------------------------------

 (1)  Eaton Vance South Asia Portfolio only.
 (2)  Eaton Vance Greater India Fund only.

The statement of additional information for the Fund includes additional information about the Trustees/Directors and officers of the Fund and Portfolio and can be obtained without charges by calling 1-800-225-6265.

SPONSOR AND MANAGER OF EATON VANCE GREATER INDIA FUND
AND ADMINISTRATOR OF SOUTH ASIA PORTFOLIO
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADVISER OF SOUTH ASIA PORTFOLIO
LLOYD GEORGE INVESTMENT MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022


                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

    For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122


EATON VANCE GREATER INDIA FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


142-2/02                                                                   GISRC